Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
Class A, Class M, Class C, Class I, and Class Z
April 29, 2026
Prospectus

Adam Benjamin no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Portfolio Manager of Technology Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
ATEC-PSTK-0726-100 1.9923268.100	July 15, 2026
Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2026
Prospectus

Adam Benjamin no longer serves as Portfolio Manager of Semiconductors Portfolio and Technology Portfolio.
The following information replaces similar information for Semiconductors Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sonu Kalra (Portfolio Manager) has managed the fund since 2026.
The following information replaces similar information for Technology Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
The following information replaces the biographical information for Semiconductors Portfolio and Technology Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Sonu Kalra is Portfolio Manager of Semiconductors Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.
Priyanshu Bakshi is Portfolio Manager of Technology Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
SELTEC-PSTK-0726-141 1.918659.141	July 15, 2026